Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 23, 2025	Oct. 22, 2025	Dec. 31, 2024	Jan. 31, 2024
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001			$ 0.0001
Convertible preferred stock, shares authorized	5,000,000			5,972,716
Convertible preferred stock, shares issued				5,950,673
Convertible preferred stock, shares outstanding				5,950,673
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000			15,924,202
Common stock, shares issued	29,377,169		29,199,809	7,709,867	3,600,000
Common stock, shares outstanding	28,938,266		29,199,809	7,264,192
Treasury stock, shares			438,903	438,903